Commitments and Contingencies - Future minimum contractual obligations (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2026	$ 3,866
2027	14,250
2028	16,598
2029	26,468
2030	27,412
2031 and thereafter	209,471
Total	$ 298,065